Cover	Sep. 05, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2024
Entity File Number	001-901886
Entity Registrant Name	Aura FAT Projects Acquisition Corp
Entity Central Index Key	0001901886
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Phillip Steet
Entity Address, Address Line Two	#09-00
Entity Address, City or Town	Royal One Phillip
Entity Address, Country	SG
Entity Address, Postal Zip Code	048692
City Area Code	+65
Local Phone Number	3135-1511
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one Redeemable Warrant
Trading Symbol	AFARU
Security Exchange Name	NASDAQ
Class A Ordinary Share, $0.0001 par value per share
Title of 12(b) Security	Class A Ordinary Share, $0.0001 par value per share
Trading Symbol	AFAR
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	AFARW
Security Exchange Name	NASDAQ